NUVEEN DIVIDEND VALUE FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

Effective immediately, Cori B. Johnson is no longer a portfolio manager for the fund. David A. Chalupnik and Derek M. Sadowsky will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-DVS-1116P